Income Taxes - Components of Income Tax Expense Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Current income tax	$ (675,267)	$ (698,216)	$ (647,937)
Tax benefit from tax losses, tax credits or temporary differences not previously recognized for the current period (current tax credits and/or benefits)	7,426	20,104	30,041
Adjustments to current tax from the previous period	23,419	7,692	24,030
Other current tax benefit / (expense)		(267)	485
Current tax expense, net	(644,422)	(670,687)	(593,381)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	415,945	228,505	28,259
Benefit / (expense) from deferred taxes due to changes in tax rates or the introduction of new taxes	(7,437)	4,662	54,967
Adjustments to deferred taxes from the previous period	(432)	(412)	(8,979)
Total deferred tax benefit / (expense)	408,076	232,755	74,247
Income tax benefit (expense), continuing operations	$ (236,346)	$ (437,932)	$ (519,134)